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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 12/31/09

Check here if Amendment []; Amendment Number:

This Amendment (Check only one):	[__] is a restatement
					[__] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		EMS Capital LP
Address:	499 Park Avenue, 11th Floor
		New York, NY 10022

Form 13F File Number 28-13151

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that al information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name: 	Kevin J. Barrett
Title:	Chief Financial Officer
Phone:	212-891-2713

Signature, Place and Date of Signing:

Kevin J. Barrett	New York, NY	February 5, 2010
----------------	------------	----------------
  [Signature]		[City, State]	    [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here is no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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Form 13F Summary Page

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	21

Form 13F Information Table Value Total: $877,880
					(thousands)

List of other Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state NONE and omit the column headings and list entries.]

	NONE



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
                     											 Voting Authority
													 ----------------

			Title of               Market Value    Share/Prn   Share/    Put /  Investment
Name of Issuer        	  Class     Cusip      (x$1000)(USD)    Amount      Prn      Call   Discretion  Sole     Shared  None
--------------		--------    -----      -------------   ----------  -------   -----  ----------	----     ------  -----

7 DAYS GROUP HOLDINGS
	LT-ADR(NYS)	  COM	    81783J101	      62	  5,000	   SH		    SOLE	   5,000
AKAMAI TECHNOLOGIES	  COM	    00971T101	  15,198	600,000	   SH		    SOLE	 600,000
AMERICAN APPAREL INC (ASE)COM       023850100      3,140      1,100,000    SH               SOLE       1,100,000
APOLLO COMMERCIAL REAL
	ESTATE		  COM	    03762U105	   3,037	168,800	   SH		    SOLE	 168,800
BANK OF NY MELLON CORP	  COM	    064058100	   5,035        180,000	   SH		    SOLE	 180,000
CBEYOND INC		  COM	    149847105	   6,300	400,000	   SH		    SOLE	 400,000
DISH NETWORK CORP-A (NAS) CL A	    25470M109	  12,462	600,000	   SH		    SOLE	 600,000
EMDEON INC-CLASS A (NYS)  CL A	    29084T104	     915	 60,000    SH		    SOLE	  60,000
EQUINIX INC (NMS)	  COM	    29444U502	  79,613	750,000	   SH		    SOLE	 750,000
EXPEDIA INC (NMS)	  COM	    30212P105	  30,852      1,200,000	   SH		    SOLE       1,200,000
FINANCIAL SELECT SECTOR
	SPDR		  COM	    81369Y605	  10,001	695,000	   SH		    SOLE	 695,000
GARMIN LTD (NMS)	  COM	    G37260109	  10,899	355,000	   SH		    SOLE	 355,000
GLOBE SPECIALTY METALS
   INC - DEL		  COM	    37954N206	   7,050	750,000	   SH		    SOLE	 750,000
GOOGLE INC CL-A		  CL A	    38259P508	  37,199	 60,000	   SH		    SOLE	  60,000
MASTERCARD INC CLASS A	  CL A	    57636Q104	  51,196	200,000	   SH    	    SOLE	 200,000
OCH-ZIFF CAPITAL
   MANAGEMENT (NYS)	  CL A	    67551U105	   8,931	650,000	   SH		    SOLE 	 650,000
PRICELINE.COM INC	  COM	    741503403	  27,313	125,000    SH		    SOLE	 125,000
RESEARCH IN MOTION	  COM	    760975102	  16,885	250,000	   SH 		    SOLE	 250,000
ROYAL CARRIBEAN CRUISES
   LTD (NYS)	          COM	    V7780T103	  10,112        400,000	   SH		    SOLE         400,000
VERISK ANALYTICS-CLASS A  CL A	    92345Y106	     151	  5,000	   SH		    SOLE	   5,000
VISA INC-CLASS A SHARES	  CL A      92826C839     19,679        225,000    SH               SOLE         225,000